1801 California Street, Suite 5200 Denver, CO 80202

March 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Prospectuses and Statements of Additional Information, each dated March 1, 2019, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 269) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on February 28, 2019 via EDGAR (Accession Number 0001193125-19-057934).

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.